Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Financial assets
Cash and deposits with banks	$ 55,718
Securities	211,348	$ 175,879
Cash collateral on securities borrowed	14,651	15,326
Securities purchased under resale agreements	80,184	69,213
Loans
Residential mortgages	274,244	269,706
Credit card	18,538	16,479
Business and government	194,870	188,542
Derivative instruments	33,243	43,035
Customers' liability under acceptances	10,816	11,574
Deposits
Bank	22,296	22,523
Derivative instruments	41,290	52,340
Obligations related to securities sold short	18,666	15,284
Obligations related to securities sold under repurchase agreements	87,118	77,171
Subordinated indebtedness	6,483	6,292
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	55,718	62,193
Securities	67,294	52,484
Cash collateral on securities borrowed	14,651	15,326
Securities purchased under resale agreements	66,797	53,626
Loans
Residential mortgages	273,785	269,409
Personal	44,570	44,527
Credit card	17,853	15,695
Business and government	192,856	186,485
Customers' liability under acceptances	10,816	11,574
Other assets	18,651	26,387
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks		1,668
Securities	82,723	67,296
Securities purchased under resale agreements	13,387	15,587
Loans
Residential mortgages	3	4
Business and government	126	758
Derivative instruments	33,243	43,035
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Loans
Business and government	144	205
Financial assets at fair value through OCI [member]
Financial assets
Securities	61,331	56,099
Carrying value [member]
Financial assets
Cash and deposits with banks	55,718	63,861
Securities	211,348	175,879
Cash collateral on securities borrowed	14,651	15,326
Securities purchased under resale agreements	80,184	69,213
Loans
Residential mortgages	273,788	269,413
Personal	44,570	44,527
Credit card	17,853	15,695
Business and government	193,126	187,448
Derivative instruments	33,243	43,035
Customers' liability under acceptances	10,816	11,574
Other assets	18,651	26,387
Financial liabilities at amortised cost [member]
Deposits
Personal	225,183	220,244
Business and government	392,021	383,502
Bank	22,296	22,523
Secured borrowings	48,098	44,110
Acceptances	10,820	11,586
Cash collateral on securities lent	8,081	4,853
Obligations related to securities sold under repurchase agreements	82,403	73,084
Other liabilities	18,459	19,830
Subordinated indebtedness	6,483	6,292
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	41,290	52,340
Obligations related to securities sold short	18,666	15,284
Other liabilities	119	102
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	13,852	11,851
Business and government	20,540	13,686
Secured borrowings	1,386	1,656
Obligations related to securities sold under repurchase agreements	4,715	4,087
Other liabilities	16	22
Carrying value [member]
Deposits
Personal	239,035	232,095
Business and government	412,561	397,188
Bank	22,296	22,523
Secured borrowings	49,484	45,766
Derivative instruments	41,290	52,340
Acceptances	10,820	11,586
Obligations related to securities sold short	18,666	15,284
Cash collateral on securities lent	8,081	4,853
Obligations related to securities sold under repurchase agreements	87,118	77,171
Other liabilities	18,594	19,954
Subordinated indebtedness	6,483	6,292
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	55,718	63,861
Securities	209,326	173,663
Cash collateral on securities borrowed	14,651	15,326
Securities purchased under resale agreements	80,184	69,213
Loans
Residential mortgages	268,403	262,865
Personal	44,454	44,394
Credit card	17,909	15,775
Business and government	192,727	186,967
Derivative instruments	33,243	43,035
Customers' liability under acceptances	10,816	11,574
Other assets	18,651	26,387
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	(2,022)	(2,216)
Loans
Residential mortgages	(5,385)	(6,548)
Personal	(116)	(133)
Credit card	56	80
Business and government	(399)	(481)
Financial liabilities at fair value [member]
Deposits
Personal	238,725	231,532
Business and government	412,983	397,145
Bank	22,296	22,523
Secured borrowings	49,353	45,507
Derivative instruments	41,290	52,340
Acceptances	10,820	11,586
Obligations related to securities sold short	18,666	15,284
Cash collateral on securities lent	8,081	4,853
Obligations related to securities sold under repurchase agreements	87,118	77,171
Other liabilities	18,594	19,954
Subordinated indebtedness	6,561	6,329
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	(310)	(563)
Business and government	422	(43)
Secured borrowings	(131)	(259)
Subordinated indebtedness	$ 78	$ 37